20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
NOTE 20. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and short-term investment in sales-type leases, and long-term net investments in direct financing and sales-type leases, and other financing receivables. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to its customers, it considers its lessee customers as its only portfolio segment. The Company further evaluated the portfolio by the class of type of customers and securities provided for the receivables, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.

The Company’s account receivables (excluding reclassified past due balance from short-term investment in sale-type leases) and long-term net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type leases and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type leases) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss on an individual basis.

The Company’s short-term investment in sales-type leases, the past due portion reclassified to accounts receivable, and other financing receivables consist of the receivable from peer stores related to commercial vehicle and/or relevant taxes and insurance. The Company is not allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments. The Company provides a general provision based on 1.5% of the ending balances. Certain various percentages of allowance are further provided when the monthly installments default, according to the aging of such defaults.

The credit quality of short-term net investment in sales-type leases, other financing receivables, long-term net investment in direct financing and sales-type leases and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include past due and undue.

Impaired long-term net investment in direct financing and sales-type leases and receivable from value-added services

Long-term net investment in direct financing and sales-type leases and account receivables (excluding reclassified past due balance from short-term investment in sale-type leases) is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The lease with past due receivable has the highest probability for credit loss. The finance receivable is impaired when the unpaid lease contract amount with past due receivable exceeds the most probable source of repayment, and the difference is recognized as allowance of credit loss, which will be allocated to accounts receivable and the excess portion, if any, to long-term net investment in direct financing and sales-type leases. The most probable source of repayment is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

Impaired short-term net investment in sales-type leases and other financing receivable

Short-term net investment in sales-type leases, other financing receivables is considered impaired, based on current information and event, if it has been past due for over three months, under which circumstance, additional provision is provided.

Allowance for credit loss activity

The allowance for credit loss as of June 30, 2015 and December 31, 2014, and for the six months and twelve months then ended, respectively, were as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Balance at the beginning of the period	$30,059	$21,280
Provision during the period	8,146	13,599
Bad debts written off	(2,887)	(4,820)
Balance at the end of the period	$35,318	$30,059

Credit quality of finance receivables

The carrying amount of the past due and undue finance receivables as of June 30, 2015 and December 31, 2014 was as follows (in thousands):

June 30, 2015 (Unaudited)	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$192,235	$—	$192,235
Short-term net investment in sales-type leases	33,936	—	33,936
Other financing receivables	115,096	—	115,096
Loans receivable	121,187	—	121,187
Accounts receivables	2,336	44,129	46,465
	$464,790	$44,129	$508,919

December 31, 2014	Undue	Past due	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$345,154	$—	$345,154
Short-term net investment in sales-type leases	56,975	—	56,975
Other financing receivables	30,183	—	30,183
Loans receivable	19,105	—	19,105
Accounts receivables	2,496	26,419	28,915
	$453,913	$26,419	$480,332

The carrying amount of the impaired long-term net investment in direct financing and sales-type lease as of June 30, 2015 and December 31, 2014 was as follows (in thousands):

June 30, 2015 (Unaudited)	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$125	$3	$122
Accounts receivable	63,557	33,760	29,797
	$63,682	$33,763	$29,919

December 31, 2014	Gross amount	Allowance for credit losses	Total carrying amount

Long-term net investment in direct financing and sales-type leases	$1,072	$22	$1,050
Accounts receivables	41,728	29,074	12,654
	$42,800	$29,096	$13,704

For the six months ended June 30, 2015 and 2014, the related amount of interest income recognized for impaired finance receivables was $709,000, and $1,464, respectively, and was $269,000 and $730,000 for the three months ended June 30, 2015 and 2014, respectively.